SCHEDULE OF STOCK OPTIONS ACTIVITY (Details) - Equity Classified Awards [Member]	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Outstanding | shares	428,457
Weighted average exercise price, Outstanding	$ 7.55
Weighted average remaining contractual life, Outstanding beginning	8 years 10 months 24 days
Aggregate Intrinsic Value, Outstanding | $
Number of options, Granted | shares	281,995
Weighted average exercise price, Granted	$ 1.98
Weighted average remaining contractual life, Granted	9 years 8 months 12 days
Aggregate Intrinsic Value, Outstanding Granted	$ 131,488,000
Number of options, Forfeited | shares	(133,062)
Weighted average exercise price, Forfeited	$ 9.77
Weighted average remaining contractual life, Forfeited	7 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding Forfeited
Number of options, Reclassification of liability classified | shares	401,794
Weighted average exercise price, Reclassification of liability classified	$ 9.32
Weighted average remaining contractual life, Reclassification of liability classified	5 years 8 months 12 days
Aggregate Intrinsic Value, Outstanding Reclassification of liability classified
Number of options, Outstanding | shares	979,184
Weighted average exercise price, Outstanding	$ 6.55
Weighted average remaining contractual life, Outstanding ending	7 years 6 months
Aggregate Intrinsic Value, Outstanding | $
Number of options, Exercisable | shares	537,786
Weighted average exercise price, Exercisable	$ 8.72
Weighted average remaining contractual life, Exercisable	6 years 1 month 6 days
Aggregate Intrinsic Value, Exercisable | $